Fair Value (Tables)	12 Months Ended
Dec. 31, 2022
Assets and liabilities measured at fair value on a recurring basis

The following table represents financial instruments reported on the consolidated statements of condition at their fair value as of December 31, 2022 by level within the fair value measurement hierarchy.

		Fair Value Measurements at
		Reporting Date Using
		(in Thousands)
		Quoted
		Prices in
		Active	Significant
	Assets/Liabilities	Markets for	Other	Significant
	Measured at	Identical	Observable	Unobservable
	Fair Value	Assets	Inputs	Inputs
	December 31, 2022	(Level 1)	(Level 2)	(Level 3)
Measured on a recurring basis:
Assets:
Available for sale debt securities
U.S. Treasury securities	$49,393	$—	$49,393	$—
Residential mortgage-backed securities	4,209,212	—	4,209,212	—
States and political subdivisions	159,191	—	159,191	—
Equity Securities	5,358	5,358	—	—
	$4,423,154	$5,358	$4,417,796	$—

The following table represents financial instruments reported on the consolidated balance sheets at their fair value as of December 31, 2021 by level within the fair value measurement hierarchy.

		Fair Value Measurements at
		Reporting Date Using
		(in Thousands)
		Quoted
		Prices in
		Active	Significant
	Assets/Liabilities	Markets for	Other	Significant
	Measured at	Identical	Observable	Unobservable
	Fair Value	Assets	Inputs	Inputs
	December 31, 2021	(Level 1)	(Level 2)	(Level 3)
Measured on a recurring basis:
Assets:
Available for sale securities
Residential mortgage - backed securities	$4,169,363	$—	$4,169,363	$—
States and political subdivisions	44,557	—	44,557	—
Equity Securities	6,079	6,079	—	—
	$4,219,999	$6,079	$4,213,920	$—

Assets measured at fair value on a non-recurring basis

The following table represents financial instruments measured at fair value on a non-recurring basis as of and for the period ended December 31, 2022 by level within the fair value measurement hierarchy:

Fair Value Measurements at Reporting
Date Using
(in thousands)
Quoted
	Assets/Liabilities	Prices in
	Measured at	Active	Significant
	Fair Value	Markets for	Other	Significant	Net (Credit)
	Period ended	Identical	Observable	Unobservable	Provision
	December 31,	Assets	Inputs	Inputs	During
	2022	(Level 1)	(Level 2)	(Level 3)	Period
Measured on a non-recurring basis:
Assets:
Watch-List doubtful loans	$30,743	$—	$—	$30,743	$2,346
Other real estate owned	$5,653	$—	$—	$5,653	$1,627

The following table represents financial instruments measured at fair value on a non-recurring basis as of and for the year ended December 31, 2021 by level within the fair value measurement hierarchy:

Fair Value Measurements at Reporting
Date Using
(in thousands)
Quoted
	Assets/Liabilities	Prices in
	Measured at	Active	Significant
	Fair Value	Markets	Other	Significant	Net Provision
	Year ended	for Identical	Observable	Unobservable	(Credit)
	December 31,	Assets	Inputs	Inputs	During
	2021	(Level 1)	(Level 2)	(Level 3)	Period
Measured on a non-recurring basis:
Assets:
Watch-List doubtful loans	$55	$—	$—	$55	$209
Other real estate owned	$18,095	$—	$—	$18,095	$2,655